Supplement dated March 27, 2026
to the Prospectus and Summary Prospectus (each as supplemented) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	1/1/2026
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Voya Investment Management Co. LLC (Voya) under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Voya Investment Management Co. LLC (Voya)
Portfolio Management	Title	Role with Fund	Managed Fund Since
David Goodson	Head of Securitized of Voya	Co-Portfolio Manager	2018
Sean Banai, CFA	Head of Multi-Sector of Voya	Co-Portfolio Manager	2024
Rajen Jadav, CFA	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
Anuranjan Sharma	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
Vinay Viralam, CFA	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
The rest of the section remains the same.
The portfolio manager information for Voya under the heading "Primary Service Provider Contracts - Portfolio Managers" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Voya Investment Management Co. LLC (Voya)
Portfolio Management	Title	Role with Fund	Managed Fund Since
David Goodson	Head of Securitized of Voya	Co-Portfolio Manager	2018
Sean Banai, CFA	Head of Multi-Sector of Voya	Co-Portfolio Manager	2024
Rajen Jadav, CFA	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
Anuranjan Sharma	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
Vinay Viralam, CFA	Senior Vice President and Portfolio Manager of Voya	Co-Portfolio Manager	March 2026
Mr. Goodson joined Voya in 2002. Mr. Goodson began his investment career in 1996 and earned a BS in management from Georgia Institute of Technology.
Mr. Banai joined Voya in 1999. Mr. Banai began his investment career in 1999 and earned a BA and MS from Georgia State University.
Mr. Jadav joined Voya in 2019. Mr. Jadav began his investment career in 1997 and earned a BS in business management and economics from SUNY at Stony Brook and an MA in economics from New York University.
Mr. Sharma joined Voya in 2014. Mr. Sharma began his investment career in 2005 and earned a MBA in investment strategy, with honors, from Carnegie Mellon University and a BT in chemical engineering from the Indian Institute of Technology (IIT) Delhi.
Mr. Viralam joined Voya in 2016. Mr. Viralam began his investment career in 2005 and earned a BS in finance, economics and electrical & systems engineering from the University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP101_08_018_(03/26)